Long-term assets - E.4.2. Millicom's assets held for sale (Details) - USD ($) $ in Millions				6 Months Ended	12 Months Ended
	Jun. 26, 2019	Apr. 27, 2018	Dec. 19, 2017	Jun. 26, 2019	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total liabilities directly associated with assets held for sale					$ 0	$ 0	[1]
Foreign exchange gain (loss)					(69)	(32)		$ (40)
Cash and cash equivalents					0	9		(6)	[2]
Discontinued operations [Abstract]
Cost of sales					(1,171)	(1,201)		(1,117)	[3]
Operating expenses					(1,505)	(1,604)		(1,616)	[3]
Depreciation and amortization					(1,208)	(1,100)		(803)
Other operating income (expenses), net					(12)	(34)		75	[3]
Operating profit					446	575		640	[3]
Other non-operating (expenses) income, net					(106)	227		(39)	[3]
Profit (loss) before taxes from continuing operations					(271)	218		119	[3]
Net profit/(loss) from discontinuing operations					(12)	57		(33)	[3]
Total assets of held for sale
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total assets of disposal group held for sale					1	5
Total liabilities directly associated with assets held for sale					0	0
Net assets held for sale / book value					1	5
Discontinued operations
Discontinued operations [Abstract]
Revenue					0	50		189
Cost of sales					0	(14)		(51)
Operating expenses					(4)	(29)		(83)
Depreciation and amortization					0	(11)		(27)
Other operating income (expenses), net					0	0		(9)
Gain (loss) on disposal of discontinued operations					0	(74)		29
Other expenses linked to the disposal of discontinued operations					(9)	(10)		(10)
Operating profit					(12)	61		(21)
Interest income (expense), net					0	(2)		(6)
Other non-operating (expenses) income, net					0	0		(2)
Profit (loss) before taxes from continuing operations					(12)	59		(29)
Credit (charge) for taxes, net					0	(2)		(4)
Net profit/(loss) from discontinuing operations					(12)	57		(33)
Cash flows from discontinued operations [abstract]
Cash from (used in) operating activities, net					0	(8)		(38)
Cash from (used in) investing activities, net					0	5		8
Cash from (used in) financing activities, net					0	7		$ 11
Discontinued operations | Discontinued Operations - Chad
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Cash consideration	$ 110
Costs of disposal	4			$ 4
Foreign exchange gain (loss)	(8)
Net gain on disposal of discontinued operations	70
Discontinued operations [Abstract]
Gain (loss) on disposal of discontinued operations	(77)
Net profit/(loss) from discontinuing operations				(5)
Discontinued operations | Discontinued Operations - Senegal
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Cash consideration		$ 151
Discontinued operations [Abstract]
Gain (loss) on disposal of discontinued operations		$ (6)
Discontinued operations | Discontinued Operations - Rwanda
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Cash consideration			$ 51
Deferred cash payment due to be received			18
Earn-outs not recognized			$ 7
Discontinued operations [Abstract]
Gain (loss) on disposal of discontinued operations						32
Discontinued operations | Total assets of held for sale | Discontinued Operations, Towers Colombia
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total assets of disposal group held for sale					1	2
Discontinued operations | Total assets of held for sale | Discontinued Operations, Towers El Salvador
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total assets of disposal group held for sale					0	1
Discontinued operations | Total assets of held for sale | Discontinued Operations, Towers Zantel
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total assets of disposal group held for sale					$ 0	$ 1
Discontinued operations | Total assets of held for sale | Discontinued Operations - Chad
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total assets of disposal group held for sale	168			168
Total liabilities directly associated with assets held for sale	140			140
Net assets held for sale / book value	28			28
Intangible assets, net	18			18
Property, plant and equipment, net	89			89
Right of use assets	9			9
Other non-current assets	8			8
Current assets	34			34
Cash and cash equivalents	9			9
Non-current financial liabilities	8			8
Current liabilities	$ 131			$ 131

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).
[2]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.
[3]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.